ACCUMULATED OTHER COMPREHENSIVE LOSS (Schedule of Accumulated Other Comprehensive Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of analysis of other comprehensive income by item [abstract]
Change in fair value on equity investments designated as FVTOCI	$ 34,879	$ 35,128
Share of other comprehensive income in associate	(1,735)	(679)
Currency translation adjustment	28,445	7,415
Balance, end of the year	$ 61,589	$ 41,864